Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 25, 2012
Consolidated Financial Information

The following tables set forth certain unaudited consolidated financial information for each of the four quarters in fiscal 2012 and fiscal 2011 (in thousands, except per share data).

	Fiscal Year Ended December 25, 2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total Year
Revenues	$52,943	$50,736	$47,887	$80,869	$232,435
Operating income	8,253	6,611	(923)	10,680	24,621
Income from continuing operations	4,899	3,628	(1,794)	7,840	14,573
Net income	4,986	3,626	(2,422)	7,564	13,754
Basic income (loss) per common share:
Continuing operations	$0.27	$0.20	$(0.09)	$0.33	$0.71
Discontinued operations	0.01	—	(0.03)	(0.01)	(0.04)

Basic income (loss) per share	$0.28	$0.20	$(0.12)	$0.32	$0.67

Basic weighted average shares outstanding	17,995	17,995	20,826	23,795	20,433

Diluted income (loss) per common share:
Continuing operations	$0.27	$0.20	$(0.09)	$0.33	$0.71
Discontinued operations	0.01	—	(0.03)	(0.01)	(0.04)

Diluted income (loss) per share	$0.28	$0.20	$(0.12)	$0.32	$0.67

Diluted weighted average shares outstanding	17,995	17,995	20,826	23,795	20,433

	Fiscal Year Ended December 27, 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total Year
Revenues	$42,621	$42,851	$41,273	$71,880	$198,625
Operating income	5,681	3,246	3,195	11,148	23,270
Income from continuing operations	2,724	1,097	(921)	6,747	9,647
Net income	2,743	1,034	(1,836)	7,032	8,973
Basic and diluted income (loss) per common share:
Continuing operations	$0.15	$0.06	$(0.05)	$0.38	$0.54
Discontinued operations	—	—	(0.05)	0.01	(0.04)

Basic and diluted income (loss) per share	$0.15	$0.06	$(0.10)	$0.39	$0.50

Basic and diluted weighted average shares outstanding	17,995	17,995	17,995	17,995	17,995